Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income.
Interest income - bank deposits	$ 15,170	$ 7,798	$ 5,101
Net foreign exchange gain on derivative instruments - unrealized			29,151
Net foreign exchange gain on derivative instruments - realized	655	9,889	4,061
Fair value gain on embedded derivative in revenue contract		7,231
Fair value gain on embedded options		604	110,655
Total Finance income	$ 15,825	$ 25,522	$ 148,968